Consolidated Statements Of Cash Flows (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Cash flows from operating activities:
Net income (loss)	$ 48.0	$ (69.8)	$ 389.6
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization	164.8	124.0	104.0
Stock-based compensation	51.6	36.5	28.5
(Benefit) provision for deferred taxes	(44.7)	(32.4)	54.1
Decline (increase) in fair value of warrant	14.0	(5.4)	292.5
Impairment charges		24.6	1.1
Other	(44.5)	4.0	18.0
Changes in assets and liabilities (net of effects from acquisitions):
Short-term investments-trading securities	40.3	10.9
Accounts receivable	(117.2)	26.0	(4.3)
Inventories	(65.0)	(57.3)	(43.7)
Solar energy systems held for development and sale	(158.5)	14.1
Income taxes receivable	36.9	(72.5)
Prepaid and other current assets	(179.0)	(3.4)	(12.0)
Accounts payable and accrued liabilities	443.3	17.5	24.2
Semiconductor and Solar Materials deferred revenue and customer deposits	48.4	15.4	(33.1)
Deferred revenue for solar energy systems	78.8
Income taxes payable	44.5	8.7	(59.1)
Pension and post-employment liabilities	2.4	(1.4)	(72.4)
Other non-current assets and liabilities	(16.5)	(6.5)	(46.5)
Net cash provided by operating activities	347.6	33.0	640.9
Cash flows from investing activities:
Cash payments for acquisitions, net of cash acquired	(73.5)	(188.5)
Proceeds from sale and maturities of investments	185.0	272.5	485.5
Proceeds from equity method investments	85.3
Purchases of investments		(10.9)	(517.3)
Purchases of cost and equity method investments	(18.8)	(121.7)
Cash received from net investment hedge	17.6
Capital expenditures	(352.0)	(225.4)	(303.6)
Construction of solar energy systems	(280.1)	(28.0)
Payments to vendors for deposits and loans	(85.0)
Restricted cash	(1.8)	2.2
Other	1.5
Net cash used in investing activities	(521.8)	(299.8)	(335.4)
Cash flows from financing activities:
Net (repayments of) proceeds from customer deposits related to long-term supply agreements	(31.3)	(90.4)	138.0
Principal payments on long-term debt	(4.8)	(46.0)	(6.0)
Proceeds from financing obligations	364.4	78.1
Repayments of financing and capital lease obligations	(61.1)	(15.6)
Excess tax benefits from share-based payment arrangements		0.3	19.0
Proceeds from noncontrolling interests	10.1
Return of investment and dividends to noncontrolling interest	(18.4)		(3.2)
Common stock repurchased	(2.8)	(15.8)	(321.0)
Proceeds from issuance of common stock		0.7	19.9
Debt financing fees	(12.9)	(3.0)
Net cash provided by (used in) financing activities	243.2	(91.7)	(153.3)
Effect of exchange rate changes on cash and cash equivalents	5.6	2.9	(23.2)
Net increase (decrease) in cash and cash equivalents	74.6	(355.6)	129.0
Cash and cash equivalents at beginning of period	632.7	988.3	859.3
Cash and cash equivalents at end of period	$ 707.3	$ 632.7	$ 988.3